Line of credit, short term loan and notes payable, Short Term Loan and Line of Credit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2019
Debt Instruments [Abstract]
Debt amount, net of debt discounts	$ 37,250	$ 6,200
Short Term Loan and Line of Credit [Member]
Debt Instruments [Abstract]
Maturity date	Dec. 19, 2020
Short Term Loan [Member]
Debt Instruments [Abstract]
Face amount	$ 20,500		$ 20,500
Amount borrowed			20,500
Debt amount, net of debt discounts	16,061
Debt discounts	$ 4,400
Maturity date	Dec. 19, 2020
Line of Credit [Member]
Debt Instruments [Abstract]
Face amount	$ 5,000
Amount borrowed			5,000
Debt amount, net of debt discounts	4,819	$ 4,600
Debt discounts	$ 200
Maturity date	Dec. 19, 2020	May 06, 2019
Shareholder Guaranties [Member]
Debt Instruments [Abstract]
Guaranty obligations	$ 20,000
Warrants per share (in dollars per share)	$ 0.325
Warrants, exercise price (in dollars per share)	$ 1.82
Warrants, fair value	$ 4,200
Shareholder Guaranties [Member] | Maximum [Member]
Debt Instruments [Abstract]
Warrants, exercisable period	24 months
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Face amount			$ 7,500